Acquisitions and Other Transactions - Additional Natural Gas Royalty Interests, Mineral Rights and Eskay Creek Project (Details) $ in Millions, $ in Millions									1 Months Ended	12 Months Ended
	Jun. 26, 2024 USD ($)	Jun. 26, 2024 CAD ($)	Mar. 21, 2024 USD ($)	Jan. 02, 2024 USD ($)	Dec. 18, 2023 USD ($)	Dec. 18, 2023 CAD ($)	Feb. 22, 2023	Feb. 19, 2019	Nov. 30, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 18, 2023 CAD ($)
Disclosure of detailed information about business combination [line items]
Payments to acquire gross production royalty			$ 8.5
Percentage of NSR							1.50%	2.00%
Amount advances										$ 118.2	$ 18.7
Natural Gas Royalty Interests in Haynesville
Disclosure of detailed information about business combination [line items]
Purchase price				$ 125.0
Payments to acquire gross production royalty				$ 112.5					$ 12.5
Mineral Rights With Continental Resources Inc
Disclosure of detailed information about business combination [line items]
Total contributions made										23.5	$ 9.6
Cumulative Investment In Royalty Acquisition Venture										473.7
Total cumulative investment										$ 46.3
Eskay Creek Royalty
Disclosure of detailed information about business combination [line items]
Purchase price					$ 41.8							$ 56.0
Additional NSR acquired					1.00%	1.00%
Percentage of NSR					2.50%	2.50%
Contingent consideration recognised as of acquisition date					$ 3.4							$ 4.5
Eskay Creek Royalty | Skeena Convertible Debenture
Disclosure of detailed information about business combination [line items]
Amount advances	$ 18.9	$ 25.9			$ 18.7	$ 25.0